Warrants - Narrative (Details)																	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 20, 2024 USD ($) $ / shares shares	Jul. 26, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	Apr. 03, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 21, 2023 USD ($) $ / shares shares	Aug. 18, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	Jun. 12, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Jun. 01, 2023 $ / shares shares	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares shares	Sep. 11, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Dec. 16, 2016 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 03, 2024 USD ($) $ / shares	Aug. 06, 2024 $ / shares	Jul. 13, 2024 $ / shares	Feb. 27, 2024 shares	Feb. 07, 2024 shares	Feb. 27, 2023 shares	Feb. 15, 2023 shares	Feb. 07, 2023 shares	Aug. 25, 2022 USD ($) item shares	Feb. 28, 2022 shares	Dec. 31, 2021 shares	Jun. 30, 2020 shares	Nov. 09, 2016 $ / shares shares
Warrants
Maximum number of warrants issued to purchase common stock in future | $					$ 1,000,000.00													$ 1,000,000.00			$ 1,000,000.00		$ 1,000,000.00
Percentage of discount of future issuance of preferred stock																					20.00%		20.00%
Fair value of warrants | $					$ 250,000											$ 50,000		$ 250,000			$ 250,000		$ 250,000
Proceeds from issuance of Common Stock warrants | $																							$ 0	$ 667,290
Number of warrants exercised for issuance of shares (in shares)					429,749													1,419,430		97,675	1,419,430		429,749	97,675												428
Warrant liabilities | $					$ 256,536													$ 250,694		$ 261,569	$ 250,694		$ 256,536	$ 261,569
Change in fair value of warrant liability | $																		$ (974)	$ 2,142		$ (5,842)	$ (3,473)	$ (5,033)	$ (113,125)
Exercise price of warrants (in dollars per share) | $ / shares														$ 132.75												$ 1.00
Number of warrants cancelled (in shares)														26,000
Common stock, shares issued (in shares)					613,206													1,254,650		327,389	1,254,650		613,206	327,389
Common stock, par value (in dollars per share) | $ / shares					$ 0.01													$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Shares issued upon exercise of warrants (in shares)						104,889		47,132			85,314
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $																					$ 3,985,795	$ 7,464,312	$ 7,464,312	$ 983,195
Investors Exercised
Warrants
Proceeds from issuance of Common Stock warrants | $																				$ 57,000
Number of warrants exercised for issuance of shares (in shares)																				190				190
Exercise price of warrants (in dollars per share) | $ / shares																				$ 300.00				$ 300.00
Institutional Investor
Warrants
Proceeds from issuance of Common Stock warrants | $							$ 621,000,000
Number of warrants exercised for issuance of shares (in shares)							18,000
Exercise price of warrants (in dollars per share) | $ / shares							$ 34.50
Warrants exercised (in shares)					7,112																		7,112
September 14, 2022
Warrants
Number of warrants exercised for issuance of shares (in shares)					0															26,000			0	26,000
Exercise price of warrants (in dollars per share) | $ / shares					$ 20.10																		$ 20.10
April 18, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)					51,689													0		0	0		51,689	0
Exercise price of warrants (in dollars per share) | $ / shares					$ 20.10													$ 20.10			$ 20.10		$ 20.10
Warrants, held in abeyance (in shares)					51,689																		51,689
Pre Funded Warrants
Warrants
Proceeds from issuance of Common Stock warrants | $	$ 0	$ 0	$ 0
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.00	$ 0.00	$ 0.00					$ 0.015	$ 0.015
Shares issued upon exercise of warrants (in shares)								14,734	21,487
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $								$ 221	$ 322
Warrants exercised (in shares)	10,588	53,273	36,140					14,734	21,487
December 21, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)					240,000													192,869		0	192,869		240,000	0
Exercise price of warrants (in dollars per share) | $ / shares					$ 20.10													$ 4.80			$ 4.80		$ 20.10
Warrants exercised (in shares)						(7,112)
June 5, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)					85,314													0		0	0		85,314	0
Exercise price of warrants (in dollars per share) | $ / shares					$ 20.10													$ 4.80			$ 4.80		$ 20.10
Warrants, held in abeyance (in shares)					7,112																		7,112
Regulation CF, D, and S Common Stock And Warrant Offering
Warrants
Number of warrants exercised for issuance of shares (in shares)																																		1,028	18,107
Notice to Exercise | April 18, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)					53,200																		53,200
Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private Placement
Warrants
Number of warrants exercised for issuance of shares (in shares)														13,000
Securities purchase agreement
Warrants
Number of warrants exercised for issuance of shares (in shares)								14,734	21,487	36,220		67,330
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.015	$ 0.015
Number of shares agreed to issue and sell (in shares)									21,487	49,094		37,559
Common stock, par value (in dollars per share) | $ / shares										$ 34.50		$ 49.50
Share issue price (in dollars per share) | $ / shares										34.50		$ 49.50
Price per warrant (in dollars per share) | $ / shares										$ 34.485
Shares issued upon exercise of warrants (in shares)										49,094		104,889
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $								$ 14,734	$ 322	$ 1,693,720		$ 1,859,154
Proceeds from warrant exercises | $								$ 221		1,249,047		3,332,835
Proceeds from offering after deducting placement fee and legal expense | $										2,686,773		4,778,550
Placement fee | $										205,994		363,439
Legal expense | $										$ 50,000		$ 50,000
Securities purchase agreement | Private Placement
Warrants
Exercise price of warrants (in dollars per share) | $ / shares						$ 34.50					$ 34.50		$ 49.50
Shares issued upon exercise of warrants (in shares)											85,314		104,889
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $				$ 1,690,480
Securities purchase agreement | Private Placement | April 18, 2023
Warrants
Proceeds from issuance of Common Stock warrants | $						$ 2,108,262
Common stock, par value (in dollars per share) | $ / shares						$ 20.10
Shares issued upon exercise of warrants (in shares)						104,889
Securities purchase agreement | Private Placement | December 21, 2023
Warrants
Shares issued upon exercise of warrants (in shares)						85,314
Securities purchase agreement | Private Placement | June 5, 2023
Warrants
Proceeds from issuance of Common Stock warrants | $						$ 142,938
Common stock, par value (in dollars per share) | $ / shares						$ 20.10
Securities purchase agreement | Registered direct offering
Warrants
Exercise price of warrants (in dollars per share) | $ / shares											$ 0.015		$ 0.015
Number of shares agreed to issue and sell (in shares)											49,094		37,559
Common stock, par value (in dollars per share) | $ / shares						0.01					$ 0.01		$ 0.01
Share issue price (in dollars per share) | $ / shares						34.50					$ 34.50		$ 49.50
Warrants to purchase shares of common stock agreed to issue and sell (in shares)											36,220		67,330
Price per warrant (in dollars per share) | $ / shares						$ 49.50				$ 34.485	$ 34.485		$ 49.485
Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Proceeds from issuance of Common Stock warrants | $						$ 160,800									$ 3,260,000
Number of warrants exercised for issuance of shares (in shares)						8,000
Exercise price of warrants (in dollars per share) | $ / shares						$ 20.10
Armistice Capital Master Fund Ltd.
Warrants
Exercise price of warrants (in dollars per share) | $ / shares										$ 34.50
Armistice Capital Master Fund Ltd. | September 14, 2022
Warrants
Exercise price of warrants (in dollars per share) | $ / shares						20.10
Armistice Capital Master Fund Ltd. | April 18, 2023
Warrants
Exercise price of warrants (in dollars per share) | $ / shares						20.10
Armistice Capital Master Fund Ltd. | December 21, 2023
Warrants
Exercise price of warrants (in dollars per share) | $ / shares						$ 20.10																			$ 4.835
Warrants exercised (in shares)						120,000
Armistice Capital Master Fund Ltd. | June 5, 2023
Warrants
Exercise price of warrants (in dollars per share) | $ / shares						$ 20.10																			$ 4.8345
Trusted Mail
Warrants
Cancellation of shares | $																	$ 100,000
Exchange of SAFEs for warrants | $																	$ 125,000
Trusted Mail | Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Proceeds from issuance of Common Stock warrants | $															$ 3,260,000
Common Class A
Warrants
Maximum number of warrants issued to purchase common stock in future | $														$ 1,511,250
Proceeds from issuance of Common Stock warrants | $														$ 90,675		$ 50,000
Number of warrants exercised for issuance of shares (in shares)					18,928									26,000			62,141						18,928														5,342
Exercise price of warrants (in dollars per share) | $ / shares																	$ 120.00																				$ 46.80
Fair value of consideration received from warrants | $																	$ 300,000
Credited value over three years | $																	$ 100,000
Threshold period after which cashless exercise of warrants																							6 months
Common stock, shares issued (in shares)																															13,736
Common Class A | Institutional Investor
Warrants
Number of warrants exercised for issuance of shares (in shares)																		192,869			192,869
Common stock, shares issued (in shares)							18,000
Common Class A | September 14, 2022
Warrants
Number of warrants exercised for issuance of shares (in shares)						8,000
Common stock, shares issued (in shares)						8,000
Common Class A | April 18, 2023
Warrants
Common stock, shares issued (in shares)					53,200																		53,200					30,356	21,334	30,356		21,334
Common Class A | Securities purchase agreement | Private Placement
Warrants
Common stock, par value (in dollars per share) | $ / shares																											$ 0.01
Common Class A | Securities purchase agreement | Private Placement | December 21, 2023
Warrants
Shares issued upon exercise of warrants (in shares)						240,000
Percentage of shares issued						200.00%
Common Class A | Securities purchase agreement | Registered direct offering
Warrants
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Common Class A | Second Century Ventures, LLC
Warrants
Number of warrants exercised for issuance of shares (in shares)					34,974													34,974			34,974		34,974
Common Class A | Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Number of warrants exercised for issuance of shares (in shares)															27,168
Exercise price of warrants (in dollars per share) | $ / shares															$ 120.00
Common Class A | Armistice Capital Master Fund Ltd.
Warrants
Maximum number of warrants issued to purchase common stock in future | $										$ 897,000
Number of warrants exercised for issuance of shares (in shares)										26,000
Expiration period										5 years
Common Class A | Armistice Capital Master Fund Ltd. | September 14, 2022
Warrants
Maximum number of warrants issued to purchase common stock in future | $						$ 160,800
Common Class A | Armistice Capital Master Fund Ltd. | April 18, 2023
Warrants
Maximum number of warrants issued to purchase common stock in future | $						$ 2,108,262
Number of warrants exercised for issuance of shares (in shares)						2,108,262
Common Class A | Armistice Capital Master Fund Ltd. | December 21, 2023
Warrants
Maximum number of warrants issued to purchase common stock in future | $																									$ 1,160,280
Number of warrants exercised for issuance of shares (in shares)						8,000
Common Class A | Armistice Capital Master Fund Ltd. | June 5, 2023
Warrants
Maximum number of warrants issued to purchase common stock in future | $						$ 1,714,798
Common Class A | Armistice Capital Master Fund Ltd. | Notice to Exercise | December 21, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)						61,200
Common Class A | Trusted Mail
Warrants
Number of warrants exercised for issuance of shares (in shares)																	12,430
Fair Value of Warrant Liability
Warrants
Warrant liabilities | $					$ 7,000													$ 1,000			$ 1,000		$ 7,000
Change in fair value of warrant liability | $																					$ 6,000		$ 5,000	$ 12,000
CF Common stock
Warrants
Units refunded | $																																	$ 5,000,000
Number of investors refunded | item																																	2
Number of warrants cancelled (in shares)																																	17
Existing Warrants | Armistice Capital Master Fund Ltd. | December 21, 2023
Warrants
Warrants exercised (in shares)						58,800